united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 1/31/15

Item 1. Schedule of Investments.

CLS Funds Quarterly Report

Schedule of Investments - Global Diversified Equity Fund (Unaudited)
January 31, 2015
	Shares	Value
Equity Funds - 98.92%
Commodity Funds - 1.85%
PowerShares DB Agriculture Fund * +	442,000	$ 10,227,880

Developed International - 32.81%
iShares Europe ETF +	355,000	15,169,150
iShares MSCI EAFE ETF	545,300	33,377,813
iShares MSCI EMU ETF	297,100	10,897,628
iShares MSCI Italy Capped ETF +	96,000	1,316,160
iShares MSCI Japan ETF	492,500	5,658,825
PowerShares International Dividend Achievers Portfolio	1,441,498	24,923,500
Vanguard FTSE All-World ex-US ETF	985,500	46,170,675
Vanguard FTSE Europe ETF	498,000	26,234,640
Vanguard FTSE Pacific ETF +	269,000	15,478,260
WisdomTree Global ex-U.S. Dividend Growth Fund +	52,000	2,587,520
		181,814,171
Emerging Markets - 12.04%
iShares Core MSCI Emerging Markets ETF	572,500	26,918,950
iShares MSCI All Country Asia ex Japan ETF +	217,400	13,459,234
iShares MSCI Emerging Markets ETF +	128,700	5,021,874
iShares MSCI Russia Capped ETF	295,000	3,318,750
SPDR S&P Emerging Markets Dividend ETF	536,000	18,025,680
		66,744,488
Global Equity - 4.90%
FlexShares Global Upstream Natural Resources Index Fund +	180,000	5,437,800
iShares Global 100 ETF +	292,200	21,716,304
		27,154,104
Large Cap Core - 20.10%
iShares MSCI USA Momentum Factor ETF +	52,000	3,514,680
Powershares FTSE RAFI US 1000 Portfolio +	32,000	2,816,640
PowerShares S&P 500 High Quality Portfolio	100,000	2,265,000
SPDR Consumer Staples Select Sector Fund	320,000	15,366,400
SPDR Health Care Select Sector Fund	218,600	15,142,422
Vanguard Dividend Appreciation ETF	683,016	53,562,115
Vanguard Mega Cap ETF +	275,000	18,727,500
		111,394,757
Large Cap Growth - 19.49%
Fidelity MSCI Information Technology Index ETF +	71,000	2,170,470
iShares MSCI USA Quality Factor ETF	543,840	33,266,693
iShares Russell 1000 Growth ETF	215,900	20,339,939
iShares Russell Top 200 Growth ETF	204,500	10,161,605
SPDR Technology Select Sector Fund	865,000	34,513,500
Vanguard Information Technology ETF +	75,000	7,560,750
		108,012,957

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Global Diversified Equity Fund (Unaudited) (Continued)
January 31, 2015
	Shares	Value
Large Cap Value - 7.73%
SPDR Energy Select Sector Fund +	275,000	$ 20,776,250
SPDR Financial Select Sector Fund	840,100	19,330,701
Vanguard Consumer Staples ETF	22,000	2,715,680
		42,822,631

Total Equity Funds (cost $488,202,326)		548,170,988

Money Market Funds - 1.18%
Short-Term Cash - 1.18%
Federated Prime Cash Obligations Fund, 0.04% **	6,548,271	6,548,271
Total Money Market Funds (cost $6,548,271)		6,548,271

Collateral for Securities Loaned - 8.52%
Milestone Treasury Obligations Fund Institutional Class, 0.06% **	42,022,598	42,022,598
U.S. Treasury Notes: 0.250% - 4.250%, 06/30/15 - 5/15/23	5,217,043	5,217,043
Total Collateral for Securities Loaned (cost $47,239,641)		47,239,641

Total Investments (cost $541,990,238) (a) - 108.62%		$ 601,958,900
Liabilities Less Other Assets - Net - (8.62)%		(47,761,769)
NET ASSETS - 100.00%		$ 554,197,131

* Non-income producing security.
+ All or a portion of this security is on loan. Total loaned securities had a value of $46,149,243 at January 31, 2015.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2015.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$542,348,827 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 66,841,391
	Unrealized depreciation:	(7,231,318)
	Net unrealized appreciation:	$ 59,610,073

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Growth and Income Fund (Unaudited)
January 31, 2015
	Shares	Value
Bond Funds - 37.69%
High Yield Bonds - 0.14%
SPDR Blackstone / GSO Senior Loan ETF	12,347	$ 597,965

Intermediate/Long-Term Bonds - 17.28%
iShares Floating Rate Bond ETF	442,800	22,392,396
iShares iBoxx $ Investment Grade Corporate Bond ETF	70,800	8,771,412
PIMCO Total Return Active Exchange-Traded Fund +	356,268	39,410,366
Vanguard Intermediate-Term Corporate Bond ETF +	22,500	1,995,750
		72,569,924
International Bond - 5.74%
iShares JP Morgan USD Emerging Markets Bond ETF +	165,699	18,518,520
PIMCO Global Advantage Inflation-Linked Bond Active ETF	100,000	4,556,010
PowerShares Emerging Markets Sovereign Debt Portfolio +	35,500	1,021,690
		24,096,220
Short-Term Bonds - 14.53%
iShares TIPS Bond ETF	268,600	31,058,218
PIMCO Enhanced Short Maturity Active ETF	236,100	23,864,988
Schwab U.S. TIPs ETF * +	35,000	1,957,200
SPDR Nuveen Barclays Short Term Municipal Bond ETF +	65,000	1,590,550
SPDR Barclays Short Term Corporate Bond ETF +	82,133	2,523,126
		60,994,082

Total Bond Funds (cost $155,498,044)		158,258,191

Equity Funds - 61.07%
Alternative - 0.86%
WisdomTree Managed Futures Strategy Fund * +	81,932	3,623,033

Commodity Funds - 2.89%
Market Vectors Junior Gold Miners ETF +	104,000	2,884,960
PowerShares DB Agriculture Fund * +	156,608	3,623,909
PowerShares DB Commodity Index Tracking Fund * +	323,333	5,625,994
		12,134,863

Developed International - 14.93%
iShares MSCI EAFE Minimum Volatility ETF	180,888	11,605,774
iShares MSCI EMU ETF +	133,100	4,882,108
iShares MSCI Japan ETF	493,000	5,664,570
PowerShares International Dividend Achievers Portfolio	908,700	15,711,423
Vanguard FTSE All-World ex-US ETF	145,000	6,793,250
Vanguard FTSE Europe ETF	318,000	16,752,240
WisdomTree Global ex-U.S. Dividend Growth Fund	26,000	1,293,760
		62,703,125
Emerging Markets - 5.27%
iShares Core MSCI Emerging Markets ETF	66,000	3,103,320
iShares MSCI All Country Asia ex Japan ETF +	127,000	7,862,570
WisdomTree Emerging Markets Equity Income Fund +	268,558	11,142,472
		22,108,362

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Growth and Income Fund (Unaudited) (Continued)
January 31, 2015
	Shares	Value
Global Equity - 3.97%
FlexShares Global Upstream Natural Resources Index Fund +	82,997	$ 2,507,340
iShares Global 100 ETF +	190,700	14,172,824
		16,680,164
Inverse Equity - 2.95%
ProShares Short Russell 2000 *	778,675	12,380,933

Large Cap Core - 14.17%
First Trust NASDAQ Technology Dividend Index Fund	42,318	1,112,540
PowerShares S&P 500 High Quality Portfolio +	228,000	5,164,200
RevenueShares Large Cap ETF +	85,000	3,360,900
SPDR Consumer Staples Select Sector Fund	50,000	2,401,000
SPDR Health Care Select Sector Fund	74,700	5,174,469
Vanguard Dividend Appreciation ETF	539,300	42,291,906
		59,505,015

Large Cap Growth - 13.32%
iShares MSCI USA Quality Factor ETF	395,113	24,169,062
iShares Russell 1000 Growth ETF	46,600	4,390,186
Powershares QQQ Trust Series 1	64,100	6,480,510
SPDR Technology Select Sector Fund	309,000	12,329,100
Vanguard Information Technology ETF	34,000	3,427,540
Vanguard Mega Cap Growth ETF +	64,000	5,127,680
		55,924,078
Large Cap Value - 2.62%
SPDR Energy Select Sector Fund +	32,500	2,455,375
SPDR Financial Select Sector Fund	370,607	8,527,667
		10,983,042
Small/Mid-Cap Growth - 0.09%
SPDR S&P Oil & Gas Equipment & Services ETF +	15,693	391,540

Total Equity Funds (cost $232,300,259)		256,434,155

Money Market Funds - 2.08%
Short-Term Cash - 2.08%
Federated Prime Cash Obligations Fund, 0.04% **	8,734,529	8,734,529
Total Money Market Funds (cost $8,734,529)		8,734,529

Collateral for Securities Loaned - 14.16%
Milestone Treasury Obligations Fund Institutional Class, 0.06% **	59,453,056	59,453,056
Total Collateral for Securities Loaned (cost $59,453,056)		59,453,056

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Growth and Income Fund (Unaudited) (Continued)
January 31, 2015
		Value

Total Investments (cost $455,985,888) (a) - 115.00%		$ 482,879,931
Liabilities Less Other Assets - Net - (15.00)%		(62,975,099)
NET ASSETS - 100.00%		$ 419,904,832

+ All or a portion of this security is on loan. Total loaned securities had a value of $57,950,524 at January 31, 2015.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2015.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
EMU - European Monetary Union
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$456,100,533 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 33,531,598
	Unrealized depreciation:	(6,752,200)
	Net unrealized appreciation:	$ 26,779,398

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Global Growth Fund (Unaudited)
January 31, 2015
	Shares	Value
Bond Funds - 20.05%
High Yield Bonds - 3.06%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	53,700	$ 5,410,812
SPDR Barclays Short Term High Yield Bond ETF	121,500	3,517,425
		8,928,237
Intermediate/Long-Term Bonds - 5.54%
iShares Floating Rate Bond ETF	320,141	16,189,530

International Bond - 3.15%
iShares JP Morgan USD Emerging Markets Bond ETF +	53,465	5,975,248
Vanguard Total International Bond ETF	60,000	3,243,600
		9,218,848
Short-Term Bonds - 8.30%
PIMCO Enhanced Short Maturity ETF	160,000	16,172,800
SPDR Barclays Short Term Corporate Bond ETF +	126,866	3,897,324
SPDR Nuveen Barclays Short Term Municipal Bond ETF +	171,537	4,197,510
		24,267,634

Total Bond Funds (cost $58,917,194)		58,604,249

Equity Funds - 78.86%
Commodity Funds - 2.45%
GreenHaven Continuous Commodity Index Fund * +	132,000	2,882,880
iShares S&P GSCI Commodity Indexed Trust * +	217,500	4,284,750
		7,167,630
Currency - 0.42%
PowerShares DB US Dollar Index Bullish Fund *	49,000	1,231,370

Developed International - 19.20%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	105,000	2,920,050
iShares MSCI ACWI ex US ETF	292,229	12,527,857
iShares MSCI Canada ETF +	202,100	5,343,524
iShares MSCI EAFE ETF	277,220	16,968,636
iShares MSCI Italy Capped ETF	87,000	1,192,770
iShares MSCI United Kingdom ETF +	114,500	2,065,580
Schwab International Equity ETF +	90,000	2,603,700
Vanguard FTSE Europe ETF	28,000	1,475,040
WisdomTree Europe Hedged Equity Fund +	54,500	3,285,260
WisdomTree International SmallCap Dividend Fund	26,000	1,448,200
WisdomTree Japan Hedged Equity Fund	128,000	6,300,160
		56,130,777

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Global Growth Fund (Unaudited) (Continued)
January 31, 2015
	Shares	Value
Emerging Markets - 10.10%
EGShares Beyond BRICs ETF	127,503	$ 2,428,932
Guggenheim China Small Cap ETF +	105,200	2,666,820
iShares Core MSCI Emerging Markets ETF +	175,200	8,237,904
iShares MSCI All Country Asia ex Japan ETF +	62,000	3,838,420
iShares MSCI Brazil Capped ETF +	64,500	2,212,995
iShares MSCI Frontier 100 ETF +	90,979	2,719,362
iShares MSCI Mexico Capped ETF	43,400	2,441,250
WisdomTree Emerging Markets Equity Income Fund	119,967	4,977,431
		29,523,114
Global Equity - 2.71%
iShares Global Energy ETF +	42,600	1,507,188
iShares Global Healthcare ETF +	43,000	4,383,420
iShares Global Tech ETF +	22,000	2,025,100
		7,915,708
Large Cap Core - 14.18%
Market Vectors Morningstar Wide Moat ETF	79,600	2,307,604
SPDR Consumer Staples Select Sector Fund	148,200	7,116,564
SPDR Industrial Select Sector Fund	96,200	5,249,634
SPDR Materials Select Sector Fund +	49,700	2,370,193
Vanguard Health Care ETF	85,850	10,963,904
Vanguard Large-Cap ETF +	71,190	6,527,411
Vanguard Total Stock Market ETF +	67,060	6,913,886
		41,449,196
Large Cap Growth - 14.03%
iShares North American Tech-Software ETF +	51,000	4,565,520
iShares Russell 1000 Growth ETF	54,740	5,157,055
Powershares QQQ Trust Series 1	143,370	14,494,707
Vanguard Growth ETF	89,910	9,242,748
Vanguard Information Technology ETF +	47,650	4,803,597
Vanguard Mega Cap Growth ETF +	34,200	2,740,104
		41,003,731
Large Cap Value - 11.86%
SPDR Dow Jones Industrial Average ETF Trust	73,911	12,674,258
SPDR Energy Select Sector Fund +	105,430	7,965,237
SPDR Financial Select Sector Fund	610,450	14,046,455
		34,685,950
Small/Mid Cap Core - 3.91%
iShares Russell Mid-Cap ETF +	17,230	2,835,369
SPDR S&P MidCap 400 ETF Trust +	9,483	2,475,727
Vanguard Small-Cap ETF +	53,750	6,136,100
		11,447,196

Total Equity Funds (cost $209,093,756)		230,554,672

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Global Growth Fund (Unaudited) (Continued)
January 31, 2015
	Shares	Value
Money Market Funds - 1.15%
Short-Term Cash - 1.15%
Federated Prime Cash Obligations Fund, 0.04% **	3,358,660	$ 3,358,660
Total Money Market Funds (cost $3,358,660)		3,358,660

Collateral for Securities Loaned - 16.45%
Milestone Treasury Obligations Fund Institutional Class, 0.06% **	48,087,553	48,087,553
Total Collateral for Securities Loaned (cost $48,087,553)		48,087,553

Total Investments (cost $319,457,163) (a) - 116.51%		$ 340,605,134
Liabilities Less Other Assets - Net - (16.51)%		(48,268,937)
NET ASSETS - 100.00%		$ 292,336,197

* Non-income producing security.
+ All or a portion of this security is on loan. Total loaned securities had a value of $46,918,371 at January 31, 2015.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2015.

ACWI - All Country World Index
BRIC - Brazil, Russia, India and China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$319,328,830 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 30,144,549
	Unrealized depreciation:	(8,868,245)
	Net unrealized appreciation:	$ 21,276,304

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Domestic Equity Fund (Unaudited)
January 31, 2015
	Shares	Value

Equity Funds - 98.22%
Large Cap Core - 54.58%
First Trust NASDAQ Technology Dividend Index Fund	29,000	$ 762,410
Guggenheim S&P 500 Equal Weight ETF +	50,000	3,885,000
iShares MSCI USA Momentum Factor ETF +	62,000	4,190,580
iShares U.S. Healthcare ETF	5,000	733,550
Market Vectors Morningstar Wide Moat ETF	40,000	1,159,600
		10,731,140
Large Cap Growth - 12.31%
iShares MSCI USA Quality Factor ETF	22,000	1,345,740
iShares North American Tech-Software ETF +	12,000	1,074,240
		2,419,980
Large Cap Value - 24.20%
Fidelity MSCI Consumer Staples Index ETF +	40,000	1,163,200
iShares MSCI USA Minimum Volatility ETF	32,000	1,288,960
iShares Russell 1000 Value ETF	23,000	2,306,440
.		4,758,600
Small/Mid Cap Core - 3.17%
WisdomTree SmallCap Earnings Fund	8,000	623,920

Small/Mid Cap Value - 3.96%
Guggenheim S&P 500 Pure Value ETF	15,000	777,300

Total Equity Funds (cost $18,347,679)		19,310,940

Collateral for Securities Loaned - 16.61%
Milestone Treasury Obligations Fund Institutional Class, 0.06% *	3,266,690	3,266,690
Total Collateral for Securities Loaned (cost $3,266,690)		3,266,690

Total Investments (cost $21,614,369) (a) - 114.83%		$ 22,577,630
Liabilities Less Other Assets - Net - (14.83)%		(2,915,653)
NET ASSETS - 100.00%		$ 19,661,977

+ All or a portion of this security is on loan. Total loaned securities had a value of $3,200,269 at January 31, 2015.
* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2015.

ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$21,809,025 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 1,008,054
	Unrealized depreciation:	(239,449)
	Net unrealized appreciation:	$ 768,605

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - International Equity Fund (Unaudited)
January 31, 2015
	Shares	Value
Equity Funds - 96.21%
Developed International - 70.60%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF +	21,116	$ 587,236
Deutsche X-trackers MSCI Europe Hedged Equity ETF +	35,800	970,180
iShares Asia/Pacific Dividend ETF	17,000	836,283
iShares International Select Dividend ETF	23,000	775,790
iShares MSCI Belgium Capped ETF +	19,900	328,947
iShares MSCI EAFE Minimum Volatility ETF	17,200	1,103,552
iShares MSCI France ETF	7,500	187,125
iShares MSCI Germany ETF	5,600	157,080
iShares MSCI Ireland Capped ETF	11,300	383,183
iShares MSCI Israel Capped ETF	4,600	212,382
iShares MSCI Japan ETF	32,500	373,425
iShares MSCI Sweden ETF	11,400	369,816
iShares MSCI United Kingdom ETF +	19,800	357,192
PowerShares S&P International Developed Low Volatility Portfolio +	49,700	1,534,736
Vanguard FTSE Europe ETF	4,300	226,524
WisdomTree Australia Dividend Fund	13,500	680,130
WisdomTree Europe Hedged Equity Fund +	3,500	210,980
WisdomTree International SmallCap Dividend Fund	21,000	1,169,700
		10,464,261
Emerging Markets - 25.61%
EGShares EM Quality Dividend ETF	9,500	132,810
iShares Latin America 40 ETF +	10,900	328,090
iShares MSCI All Country Asia ex Japan ETF +	24,900	1,541,559
iShares MSCI Malaysia ETF +	20,100	260,697
iShares MSCI Mexico Capped ETF	5,500	309,375
iShares MSCI South Africa ETF	2,200	148,676
iShares MSCI Taiwan ETF +	22,100	336,583
WisdomTree Emerging Markets Equity Income Fund	17,800	738,522
		3,796,312

Total Equity Funds (cost $14,618,275)		14,260,573

Collateral for Securities Loaned - 26.94%
Milestone Treasury Obligations Fund Institutional Class, 0.06% *	3,992,447	3,992,447
Total Collateral for Securities Loaned (cost $3,992,447)		3,992,447

Total Investments (cost $18,610,722) (a) - 123.15%		$ 18,253,020
Liabilities Less Other Assets - Net - (23.15)%		(3,430,778)
NET ASSETS - 100.00%		$ 14,822,242

+ All or a portion of this security is on loan. Total loaned securities had a value of $3,899,585 at January 31, 2015.
* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2015.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short, is $18,652,948 and differs from market value by net unrealized appreciation (depreciation)
of securities (including short sales) as follows:
	Unrealized appreciation:	$ 13,862
	Unrealized depreciation:	(413,790)
	Net unrealized depreciation:	$ (399,928)

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Enhanced Long/Short Fund (Unaudited)
January 31, 2015
	Shares	Value
Equity Funds - 99.70%
Developed International - 10.44%
iShares MSCI Canada ETF	70,000	$ 1,850,800
iShares MSCI EAFE ETF +	148,200	9,071,322
		10,922,122
Emerging Markets - 5.16%
iShares China Large-Cap ETF +	20,700	853,875
iShares Latin America 40 ETF +	37,000	1,113,700
iShares MSCI Emerging Markets ETF +	88,000	3,433,760
		5,401,335
Inverse Equity - 32.06%
ProShares Short Dow30 * +	508,600	12,257,260
ProShares Short Russell2000 * +	222,000	3,529,800
ProShares Short S&P500 * +	794,000	17,769,720
		33,556,780
Large Cap Core - 30.28%
iShares Core S&P 500 ETF +	25,300	5,082,011
SPDR Consumer Discretionary Select Sector Fund +	34,000	2,379,660
SPDR Consumer Staples Select Sector Fund	43,000	2,064,860
SPDR Industrial Select Sector Fund	65,000	3,547,050
SPDR S&P 500 ETF Trust +	78,500	15,658,395
Vanguard Health Care ETF	23,200	2,962,872
		31,694,848
Large Cap Growth - 6.59%
Powershares QQQ Trust Series 1 +	52,050	5,262,255
SPDR Technology Select Sector Fund	41,000	1,635,900
		6,898,155
Large Cap Value - 10.15%
SPDR Dow Jones Industrial Average ETF Trust +	27,000	4,629,960
SPDR Energy Select Sector Fund +	30,000	2,266,500
SPDR Financial Select Sector Fund	50,000	1,150,500
SPDR S&P Bank ETF	85,000	2,578,050
		10,625,010
Small/Mid Cap Core - 5.02%
iShares Russell 2000 ETF +	32,500	3,760,250
SPDR S&P MidCap 400 ETF Trust +	5,700	1,488,099
		5,248,349

Total Equity Funds (cost $110,162,820)		104,346,599

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Enhanced Long/Short Fund (Unaudited) (Continued)
January 31, 2015
	Shares	Value
Money Market Funds - 0.48%
Federated Prime Cash Obligations Fund, 0.04% **	502,617	$ 502,617
Total Money Market Funds (cost $502,617)		502,617

Total Investments (cost $110,665,437) (a) - 100.18%		$104,849,216
Liabilities Less Other Assets - Net - (0.18)%		(191,964)
NET ASSETS - 100.00%		$104,657,252

+ Subject to written options.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2015.
The market value of securities held to cover written call options at January 31, 2015 was $41,376,630.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

	Contracts**	Value
Schedule of Call Options Written *
iShares China Large-Cap ETF Call	40	$ 120
February 2015, Exercise Price $46.5
iShares China Large-Cap ETF Call	40	160
February 2015, Exercise Price $47
iShares China Large-Cap ETF Call	80	80
February 2015, Exercise Price $47.5
iShares China Large-Cap ETF Call	47	94
February 2015, Exercise Price $48
iShares Core S&P 500 ETF Call	50	625
February 2015, Exercise Price $215
iShares Latin America 40 ETF Call	55	687
February 2015, Exercise Price $34
iShares MSCI EAFE ETF Call	100	700
February 2015, Exercise Price $64
iShares MSCI EAFE ETF Call	150	450
February 2015, Exercise Price $64.5
iShares MSCI Emerging Markets ETF Call	100	300
February 2015, Exercise Price $42.5
iShares MSCI Emerging Markets ETF Call	175	525
February 2015, Exercise Price $43
iShares Russell 2000 ETF Call	75	600
February 2015, Exercise Price $125

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Enhanced Long/Short Fund (Unaudited) (Continued)
January 31, 2015
	Contracts**	Value
Schedule of Call Options Written * (Continued)
iShares Russell 2000 ETF Call	100	$ 500
February 2015, Exercise Price $126
iShares Russell 2000 ETF Call	50	50
February 2015, Exercise Price $129
Powershares QQQ Trust Series 1 Call	50	250
February 2015, Exercise Price $108
Powershares QQQ Trust Series 1 Call	100	500
February 2015, Exercise Price $108.5
Powershares QQQ Trust Series 1 Call	100	400
February 2015, Exercise Price $109
Powershares QQQ Trust Series 1 Call	100	300
February 2015, Exercise Price $110
ProShares Short Dow30 Call	750	11,250
February 2015, Exercise Price $25
ProShares Short Dow30 Call	1,000	7,500
February 2015, Exercise Price $26
ProShares Short Russell2000 Call	400	4,000
February 2015, Exercise Price $17
ProShares Short S&P500 Call	1,500	15,000
February 2015, Exercise Price $24
ProShares Short S&P500 Call	2,400	18,000
February 2015, Exercise Price $25
SPDR Consumer Discretionary Select Sector Fund	150	750
February 2015, Exercise Price $74
SPDR Dow Jones Industrial Average ETF Call	50	200
February 2015, Exercise Price $184
SPDR Dow Jones Industrial Average ETF Call	100	200
February 2015, Exercise Price $185
SPDR Dow Jones Industrial Average ETF Call	75	75
February 2015, Exercise Price $186
SPDR Energy Select Sector Fund Call	50	350
February 2015, Exercise Price $84
SPDR Energy Select Sector Fund Call	50	300
February 2015, Exercise Price $85

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Enhanced Long/Short Fund (Unaudited) (Continued)
January 31, 2015
	Contracts**	Value
Schedule of Call Options Written * (Continued)
SPDR S&P 500 ETF Call	175	$ 525
February 2015, Exercise Price $214
SPDR S&P 500 ETF Call	175	525
February 2015, Exercise Price $215
SPDR S&P 500 ETF Call	200	800
February 2015, Exercise Price $216
SPDR S&P MidCap 400 ETF Trust Call	15	90
February 2015, Exercise Price $280
Total Call Options Written (proceeds $100,402)		$ 65,906

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $113,563,431 and differs from market value by net unrealized appreciation
(depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,600,072
	Unrealized depreciation:	(11,380,193)
	Net unrealized depreciation:	$ (8,780,121)

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Unaudited)
January 31, 2015
	Shares	Value
Bond Funds - 79.34%
High Yield Bonds - 18.44%
iShares iBoxx $ High Yield Corporate Bond ETF	98,580	$ 8,894,874
Peritus High Yield ETF +	50,444	2,067,195
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	56,295	5,672,284
PowerShares Senior Loan Portfolio +	434,800	10,422,156
SPDR Barclays Short Term High Yield Bond ETF	252,775	7,317,836
SPDR Blackstone / GSO Senior Loan ETF	42,500	2,058,275
		36,432,620
Intermediate/Long-Term Bonds - 35.47%
iShares 3-7 Year Treasury Bond ETF +	41,200	5,155,768
iShares Core U.S. Aggregate Bond ETF	90,626	10,184,550
iShares Core US Credit Bond ETF +	33,450	3,842,736
iShares Floating Rate Bond ETF	264,573	13,379,457
iShares iBoxx $ Investment Grade Corporate Bond ETF +	18,725	2,319,840
iShares Intermediate Credit Bond ETF	90,380	10,056,583
iShares National AMT-Free Muni Bond ETF +	31,275	3,505,927
PIMCO Total Return Active ETF	29,700	3,285,414
Vanguard Intermediate-Term Corporate Bond ETF	94,483	8,380,642
Vanguard Mortgage-Backed Securities ETF	41,000	2,192,680
Vanguard Total Bond Market ETF	92,385	7,792,675
		70,096,272
International Bond - 6.72%
iShares 1-3 Year International Treasury Bond ETF	5,600	455,224
iShares Emerging Markets Local Currency Bond ETF	52,400	2,395,728
iShares JP Morgan USD Emerging Markets Bond ETF +	61,350	6,856,476
SPDR DB International Government Inflation-Protected Bond ETF	63,675	3,569,621
		13,277,049
Inverse Bond - 0.09%
ProShares UltraShort 20+ Year Treasury *	4,500	172,260

Short-Term Bonds - 18.62%
iShares 1-3 Year Treasury Bond ETF	36,541	3,105,254
iShares Short-Term National AMT-Free Muni Bond ETF +	16,450	1,751,596
iShares TIPS Bond ETF	32,848	3,798,214
PIMCO 1-5 Year U.S. TIPS Index ETF +	71,372	3,734,897
PIMCO Enhanced Short Maturity Active ETF	121,117	12,242,506
SPDR Nuveen Barclays Short Term Municipal Bond ETF +	166,971	4,085,780
Vanguard Short-Term Corporate Bond ETF	100,375	8,067,139
		36,785,386

Total Bond Funds (cost $157,138,095)		156,763,587

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Unaudited) (Continued)
January 31, 2015
	Shares	Value
Equity Funds - 9.34%
Commodity - 0.83%
United States Commodity Index Fund * +	35,500	$ 1,634,420

Currency - 1.12%
PowerShares DB US Dollar Index Bullish Fund * +	88,000	2,211,440

Developed International - 0.80%
iShares MSCI EAFE ETF	12,500	765,125
iShares MSCI EAFE Value ETF +	16,000	816,160
		1,581,285
Inverse Equity - 0.24%
ProShares Short S&P500 * +	21,000	469,980

Large Cap Core - 1.54%
iShares Core S&P 500 ETF	15,200	3,053,224

Large Cap Value - 2.08%
PowerShares S&P 500 Low Volatility Portfolio +	59,300	2,233,831
Vanguard High Dividend Yield ETF	28,000	1,869,560
		4,103,391
Preferred Security - 2.73%
iShares US Preferred Stock ETF +	46,775	1,869,129
PowerShares Financial Preferred Portfolio +	119,461	2,210,029
PowerShares Preferred Portfolio	88,700	1,318,082
		5,397,240

Total Equity Funds (cost $17,704,191)		18,450,980

	Principal ($)
U.S. Government and Agency Obligations - 8.03%
Fannie Mae, 3.50%, due 12/1/2030	$ 379,803	$ 404,151
Fannie Mae, 3.50%, due 7/1/2032	722,716	769,184
Fannie Mae, 6.00%, due 12/1/2035	446,388	509,085
Fannie Mae, 6.00%, due 12/1/2038	169,325	191,520
Fannie Mae, 5.00%, due 11/1/2039	453,495	509,954
Fannie Mae, 5.50%, due 12/1/2039	327,586	371,182
Fannie Mae, 4.00%, due 2/1/2040	383,168	410,621
Fannie Mae, 5.00%, due 2/1/2040	742,088	826,488
Fannie Mae, 5.50%, due 4/1/2040	470,328	525,867

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Flexible Income Fund (Unaudited) (Continued)
January 31, 2015
	Principal ($)	Value
U.S. Government and Agency Obligations - 8.03% (continued)
Fannie Mae, 4.00%, due 10/1/2040	$ 367,795	$ 394,311
Fannie Mae, 4.00%, due 6/1/2041	599,378	642,409
Fannie Mae, 4.00%, due 9/1/2041	814,428	872,781
Fannie Mae, 4.00%, due 12/1/2041	481,122	515,594
Federal Home Loan Banks, 2.90%, due 4/20/2017	177,326	182,866
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	1,033,911
Federal Home Loan Mortgage Corp., 5.40%, due 3/17/2021	750,000	792,493
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	1,024,201
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	371,773	417,309
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	150,888	171,262
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	216,939	247,945
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	450,185	489,509
Government National Mortgage Association, 4.00%, due 2/20/2039	498,785	518,914
Government National Mortgage Association, 3.50%, due 7/16/2039	213,267	222,346
United States Treasury Note/Bond, 4.50%, due 5/15/2017	1,000,000	1,088,984
United States Treasury Note/Bond, 4.25%, due 11/15/2017	2,500,000	2,742,188
Total U.S. Government and Agency Obligations (cost $15,207,104)		15,875,075

Money Market Funds - 3.23%	Shares
Short-Term Cash - 3.23%
Federated Prime Cash Obligations Fund, 0.04% **	6,380,804	6,380,804
Total Money Market Funds (cost $6,380,804)		6,380,804

Collateral for Securities Loaned - 17.96%
Milestone Treasury Obligations Fund Institutional Class, 0.06% **	35,203,051	35,203,051
U.S. Treasury Bond, 4.375%, 2/15/38	37,971	37,971
U.S. Treasury Notes, 1.000% - 4.125%, 5/15/15 - 11/30/20	124,417	124,417
U.S. TIPs, 0.125%, 4/15/16 - 4/15/19	124,241	124,241
Total Collateral for Securities Loaned (cost $35,489,680)		35,489,680

Total Investments (cost $231,919,874) (a) - 117.90%		$ 232,960,126
Liabilities Less Other Assets - Net - (17.90)%		(35,362,025)
NET ASSETS - 100.00%		$ 197,598,101

+ All or a portion of this security is on loan. Total loaned securities had a value of $ 34,674,154 at January 31, 2015.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2015.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Security

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$231,814,089 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 4,407,147
	Unrealized depreciation:	(3,261,110)
	Net unrealized appreciation:	$ 1,146,037

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Global Aggressive Equity Fund (Unaudited)
January 31, 2015
	Shares	Value
Equity Funds - 99.15%
Alternative - 6.28%
ProShares Large Cap Core Plus	46,000	$ 4,488,680
WisdomTree Managed Futures Strategy Fund *	40,000	1,768,800
		6,257,480
Developed International - 27.40%
Deutsche X-trackers MSCI Europe Hedged Equity ETF +	100,000	2,710,000
Deutsche X-trackers MSCI Japan Hedged Equity ETF	132,000	4,887,960
iShares International Select Dividend ETF	157,000	5,295,610
iShares MSCI ACWI ETF	128,000	7,389,440
iShares MSCI Ireland Capped ETF	50,000	1,695,500
iShares MSCI United Kingdom ETF	119,000	2,146,760
WisdomTree Europe SmallCap Dividend Fund +	61,000	3,184,200
		27,309,470
Emerging Markets - 5.42%
Global X China Financials ETF	33,000	496,980
iShares MSCI All Country Asia ex Japan ETF +	41,000	2,538,310
SPDR S&P Emerging Asia Pacific ETF +	28,000	2,371,320
		5,406,610
Global Equity - 5.64%
Cambria Global Value ETF +	71,700	1,365,168
iShares Global Energy ETF +	54,000	1,910,520
PowerShares Global Listed Private Equity Portfolio	214,000	2,341,160
		5,616,848
Large Cap Core - 19.92%
First Trust NASDAQ Technology Dividend Index Fund	233,000	6,125,570
Guggenheim S&P 500 Equal Weight ETF +	85,000	6,604,500
Market Vectors Morningstar Wide Moat ETF	246,000	7,131,540
		19,861,610
Large Cap Growth - 10.07%
iShares PHLX Semiconductor ETF +	49,000	4,330,130
iShares U.S. Oil Equipment & Services ETF	25,000	1,151,750
Powershares Dynamic Pharmaceuticals Portfolio +	65,000	4,559,750
		10,041,630
Large Cap Value - 2.01%
First Trust Capital Strength ETF +	54,000	2,006,100

Small/Mid Cap Core - 4.59%
Guggenheim Spin-Off ETF	74,000	3,279,680
Trim Tabs Float Shrink ETF +	24,000	1,300,320
		4,580,000
Small/Mid Cap Growth - 8.36%
First Trust US IPO Index Fund	48,000	2,359,200
iShares U.S. Medical Devices ETF +	46,000	5,223,760
Powershares Dynamic Leisure & Entertainment Portfolio +	21,000	746,130
		8,329,090

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Global Aggressive Equity Fund (Unaudited) (Continued)
January 31, 2015
	Shares	Value
Small/Mid Cap Value - 9.46%
Guggenheim Shipping ETF +	109,000	$ 1,962,000
Guggenheim Timber ETF	162,000	4,020,840
iShares U.S. Insurance ETF	75,000	3,452,250
		9,435,090

Total Equity Funds (cost $87,503,373)		98,843,928

Money Market Funds - 0.92%
Short-Term Cash - 0.92%
Federated Prime Cash Obligations Fund, 0.04% **	917,504	917,504
Total Money Market Funds (cost $917,504)		917,504

Collateral for Securities Loaned - 17.07%
Milestone Treasury Obligations Fund Institutional Class, 0.06% **	17,012,389	17,012,389
Total Collateral for Securities Loaned (cost $17,012,389)		17,012,389

Total Investments (cost $105,433,266) (a) - 117.14%		$ 116,773,821
Liabilities Less Other Assets - Net - (17.14)%		(17,083,985)
NET ASSETS - 100.00%		$ 99,689,836

+ All or a portion of this security is on loan. Total loaned securities had a value of $16,631,662 at January 31, 2015.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2015.

ACWI - All Country World Index
ETF - Exchange Traded Fund
IPO - Initial Public Stock Offering
MSCI - Morgan Stanley Capital International
PHLX - Philadelphia Stock Exchange
SPDR - Standard & Poors' Depositary Receipts

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$105,433,266 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
	Unrealized appreciation:	$ 13,126,365
	Unrealized depreciation:	(1,785,810)
	Net unrealized appreciation:	$ 11,340,555

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments - Shelter Fund (Unaudited)
January 31, 2015
	Shares	Value
Equity Funds - 98.48%
Developed International - 10.58%
Deutsche X-trackers MSCI Europe Hedged Equity ETF +	169,000	$ 4,579,900
iShares MSCI EAFE ETF	78,000	4,774,380
		9,354,280
Emerging Markets - 10.01%
iShares MSCI All Country Asia ex Japan ETF	143,000	8,853,130

Large Cap Core - 13.18%
iShares Core S&P 500 ETF	58,000	11,650,460

Large Cap Growth - 33.10%
iShares S&P 500 Growth ETF	141,000	15,474,750
Vanguard Growth ETF	134,200	13,795,760
		29,270,510
Large Cap Value - 31.61%
iShares MSCI USA Minimum Volatility ETF	109,000	4,390,520
iShares S&P 500 Value ETF	140,000	12,539,800
Vanguard Value ETF +	136,000	11,020,080
		27,950,400

Total Equity Funds (cost $78,709,739)		87,078,780

Money Market Funds - 1.63%
Federated Prime Cash Obligations Fund, 0.04% *	1,439,887	1,439,887
Total Money Market Funds (cost $1,439,887)		1,439,887

Collateral for Securities Loaned - 7.38%
Milestone Treasury Obligations Fund Institutional Class, 0.06% *	6,521,033	6,521,033
Total Collateral for Securities Loaned (cost $6,521,033)		6,521,033

Total Investments (cost $86,670,659) (a) - 107.49%		$ 95,039,700
Liabilities Less Other Assets - Net - (7.49)%		(6,620,444)
NET ASSETS - 100.00%		$ 88,419,256

+ All or a portion of this security is on loan. Total loaned securities had a value of $6,359,491 at January 31, 2015.
* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2015.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
MSCI - Morgan Stanley Capital International

(a)Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
$86,683,691 and differs from market value by net unrealized appreciation (depreciation)
of securities as follows:
Unrealized appreciation:		$ 8,421,768
Unrealized depreciation:		(65,759)
Net unrealized appreciation:		$ 8,356,009

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

CLS Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
January 31, 2015

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

AdvisorOne Funds QuarterlyReport

Schedule of Investments (Unaudited) (Continued)
January 31, 2015

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds
The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.
The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of January 31, 2015 in valuing the Funds' investments measured at fair value:

Global Diversified Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 548,170,988	$ -	$ -	$ 548,170,988
Money Market Funds	6,548,271	-	-	6,548,271
Collateral for Securities Loaned	47,239,641			47,239,641
Total	$ 601,958,900	$ -	$ -	$ 601,958,900
Growth and Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 158,258,191	$ -	$ -	$ 158,258,191
Equity Funds	256,434,155	-	-	256,434,155
Money Market Funds	8,734,529	-	-	8,734,529
Collateral for Securities Loaned	59,453,056			59,453,056
Total	$ 482,879,931	$ -	$ -	$ 482,879,931

CLS Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
January 31, 2015

Global Growth
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 58,604,249	$ -	$ -	$ 58,604,249
Equity Funds	230,554,672	-	-	230,554,672
Money Market Funds	3,358,660	-	-	3,358,660
Collateral for Securities Loaned	48,087,553			48,087,553
Total	$ 340,605,134	$ -	$ -	$ 340,605,134
Domestic Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 19,310,940	$ -	$ -	$ 19,310,940
Collateral for Securities Loaned	3,266,690			3,266,690
Total	$ 22,577,630	$ -	$ -	$ 22,577,630
International Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 14,260,573	$ -	$ -	$ 14,260,573
Collateral for Securities Loaned	3,992,447			3,992,447
Total	$ 18,253,020	$ -	$ -	$ 18,253,020
Enhanced Long/Short
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 104,346,599	$ -	$ -	$ 104,346,599
Money Market Funds	502,617	-	-	502,617
Total	$ 104,849,216	$ -	$ -	$ 104,849,216

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 65,906	$ -	$ -	$ 65,906
Total	$ 65,906	$ -	$ -	$ 65,906
Flexible Income
Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$ 156,763,587	$ -	$ -	$ 156,763,587
Equity Funds	18,450,980	-	-	18,450,980
U.S. Government & Agency Obligations	-	15,875,075	-	15,875,075
Money Market Funds	6,380,804	-	-	6,380,804
Collateral for Securities Loaned	35,489,680			35,489,680
Total	$ 217,085,051	$ 15,875,075	$ -	$ 232,960,126
Global Aggressive Equity
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 98,843,928	$ -	$ -	$ 98,843,928
Money Market Funds	917,504	-	-	917,504
Collateral for Securities Loaned	17,012,389			17,012,389
Total	$ 116,773,821	$ -	$ -	$ 116,773,821
Shelter
Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$ 87,078,780	$ -	$ -	$ 87,078,780
Money Market Funds	1,439,887	-	-	1,439,887
Collateral for Securities Loaned	6,521,033			6,521,033
Total	$ 95,039,700	$ -	$ -	$ 95,039,700
The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

CLS Funds Quarterly Report

Schedule of Investments (Unaudited) (Continued)
January 31, 2015

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions
The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell (write) options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. During the period ended January 31, 2015, the Enhanced Long/Short Fund's unrealized appreciation and realized gain on option contracts subject to equity price risk amounted to $34,496 and $69,620 respectively and serve as an indicator of the volume of derivative activity for the Fund during the period.

The number of option contracts written and the premiums received during the period ended January 31, 2015, were as follows :
	Enhanced Long/Short Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	3,723	$ 44,595
Options written	42,549	478,929
Options exercised	(2,626)	(30,878)
Options expired	(32,632)	(361,807)
Options closed	(2,512)	(30,437)
Options outstanding, end of period	8,502	100,402

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, President

Date 3/31/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, President

Date 3/31/2015

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer

Date 3/31/2015